BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Corporate information and statement of IFRS compliance [abstract]
Equity	€ 21,600		€ 24,500
Working capital	21,300		25,600
Cash flows from operations	300	€ 16,800
Shareholders' equity	21,645	51,681	€ 24,547	€ 68,154
Cash and cash equivalents	45,400	84,500
Restricted cash	€ 5,100	€ 4,700